General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2018
General and Administrative Expenses [Abstract]
Schedule of general and administrative expenses

	Year ended December 31,
	2018	2017	2016
	U.S. dollars in thousands

Salaries and expenses relating to employees and service providers	109	247	297
Expenses relating to options and shares to employees and non-employees	22	37	175
Patents and fees	121	158	162
Directors’ fees	140	119	124
Investor relations and travel	24	98	168
Rent and office maintenance	18	29	39
Insurance	48	34	48
Professional services	255	*440	213
Other	18	41	44

	755	1,203	1,270

*)	An amount of $206 thousands related to F-1 registration and amendments.